Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Related parties

Note 10. Related parties

As mentioned in the control´s change in Note 6, the next companies are considered as related parties, which ones, at the date of this financial statements there were not transactions:

-	Fundación Salvador del mundo;

-	N1 Investments, Inc.;

-	Clarendon Wolrwide S.A.;

-	Avelan Enterprise, Ltd.;

-	Foresdale Assets, Ltd.;

-	Invenergy FSRU Development Spain S.L.;

-	Talgarth Trading Inc.;

-	Calleja S. A. de C.V.

-	Camma Comercial Group. Corp.

Note 10.1. Significant agreements

Transactions with related parties refer mainly to transactions between Éxito Group and its joint ventures and other related entities and were substantially made and accounted for in accordance with the prices, terms and conditions agreed upon between the parties, in market conditions and there were not free services o compensations. The agreements are detailed as follows:

-	Puntos Colombia S.A.S.: Agreement providing for the terms and conditions for the redemption of points collected under their loyalty program, among other services.

-	Compañía de Financiamiento Tuya S.A.: Partnership agreements to promote (i) the sale of products and services offered by Éxito Group through credit cards, (ii) the use of these credit cards in and out of Éxito Group stores and (iii) the use of other financial services agreed between the parties inside Éxito Group stores.

-	Sara ANV S.A.: Agreement providing for the terms and conditions for the sale of services.

Note 10.2. Transactions with related parties

Transactions with related parties relate to revenue from services, as well as to costs and expenses related to services received.

As mentioned in Note 1, at December 31, 2024, the controlling entity of Almacenes Éxito S.A. is Cama Commercial Group Corp. At December 31, 2023, the controlling entity of Almacenes Éxito S.A. was Casino Guichard-Perrachon S.A.

The amount of revenue arising from transactions with related parties is as follows:

	Year ended December 31
	2024	2023	2022
Joint ventures (1)	55,813	67,355	72,748
Other related parties	6	-	-
Casino Group companies (2)	-	4,604	4,606
Total	55,819	71,959	77,354

(1)	The amount of revenue with each joint venture is as follows:

	Year ended December 31,
	2024	2023	2022
Compañía de Financiamiento Tuya S.A.
Commercial activation recovery	39,382	50,298	53,398
Yield on bonus, coupons and energy	9,927	8,464	11,638
Lease of real estate	4,271	4,176	4,520
Services	629	1,370	1,837
Total	54,209	64,308	71,393

Puntos Colombia S.A.S.
Services	939	2,539	1,355

Sara ANV S.A.
Employee salary recovery	665	508	-
Total	55,813	67,355	72,748

(2)	Revenue mainly relates to the provision of services and rebates from suppliers.

Revenue by each company is as follows:

	Year ended December 31,
	2024	2023	2022
Relevanc Colombia S.A.S.	-	3,204	701
International Retail Trade and Services IG	-	922	295
Casino International	-	392	1,175
Casino Services	-	46	-
Distribution Casino France	-	40	534
Greenyellow Energía de Colombia S.A.S.	-	-	1,901
Total	-	4,604	4,606

The amount of costs and expenses arising from transactions with related parties is as follows:

	Year ended December 31,
	2024	2023	2022
Joint ventures (1)	120,770	117,430	110,665
Key management personnel (2)	81,602	86,617	98,396
Members of the Board	513	2,837	2,666
Controlling entity	-	13,945	14,229
Casino Group companies (3)	-	10,036	60,330
Total cost and expenses	202,885	230,865	286,286
(1)	The amount of costs and expenses with each joint venture is as follows:

	Year ended December 31,
	2024	2023	2022
Compañía de Financiamiento Tuya S.A.
Commissions on means of payment	11,090	13,667	10,364

Puntos Colombia S.A.S.
Cost of customer loyalty program	109,680	103,763	100,301
Total	120,770	117,430	110,665

(2)	Transactions between Éxito Group and key management personnel, including legal representatives and/or administrators, mainly relate to labor agreements executed by and between the parties.

Compensation of key management personnel is as follows:

	As at December 31,
	2024	2023	2022
Short-term employee benefits	80,522	83,147	96,078
Post-employment benefits	1,080	1,264	2,318
Termination benefits	-	2,206	-
Total	81,602	86,617	98,396

(3)	Costs and expenses accrued mainly arise from intermediation in the import of goods, purchase of goods and consultancy services.

Costs and expenses by each company are as follows:

	Year ended December 31,
	2024	2023	2022
Distribution Casino France	-	4,001	6,404
Euris	-	1,814	-
International Retail and Trade Services IG.	-	1,754	-
Casino Services	-	1,263	229
Relevanc Colombia S.A.S.	-	607	595
Companhia Brasileira de Distribuição S.A. - CBD	-	586	12,248
Cdiscount S.A.	-	11	13
Greenyellow Energía de Colombia S.A.S.	-	-	40,841
Total	-	10,036	60,330

Note 10.3. Receivables from related parties

The balance of receivables and other non-financial assets with related parties is as follows:

	Receivable		Other non-financial assets
	As at December 31,		As at December 31,
	2024	2023	2024	2023
Joint ventures (1)	37,664	44,634	-	52,500
Other related parties	6	-	-	-
Casino Group companies (2)	-	5,945	-	-
Controlling entity	-	1,566	-	-
Total	37,670	52,145	-	52,500
Current	37,670	52,145	-	-
Non-current	-	-	-	52,500
(1)	The balance of receivables by each joint ventures and by each concept:

-	Receivables:

	As at December 31
	2024	2023
Compañía de Financiamiento Tuya S.A.
Reimbursement of shared expenses, collection of coupons and other	3,350	4,697
Other services	1,301	1,784
Total	4,651	6,481

Puntos Colombia S.A.S.
Redemption of points	32,960	37,926

Sara ANV S.A.
Other services	53	227
Total	37,664	44,634

-	Other non-financial assets:

The amount of $52,500 as of December 31, 2023, corresponds to payments made to Compañía de Financiamiento Tuya S.A. for the subscription of shares that have not been recognized in its equity because authorization has not been obtained from the Superintendencia Financiera de Colombia; during 2024, authorization was obtained to register the equity increase.

(2)	Receivable from Casino Group companies represents reimbursement for payments to expats, supplier agreements and energy efficiency solutions.

	As at December 31,
	2024	2023
Casino International	-	3,224
Relevanc Colombia S.A.S.	-	1,082
Companhia Brasileira de Distribuição S.A. – CBD	-	822
International Retail and Trade Services	-	810
Casino Services	-	7
Total Casino Group companies	-	5,945

Note 10.4. Payables to related parties

The balance of payables to related parties is shown below:

	As at December 31,
	2024	2023
Joint ventures (1)	43,757	44,032
Controlling entity	-	10,581
Casino Group companies (2)	-	1,004
Total	43,757	55,617

(1)	The balance of payables by each joint venture is as follows:

	As at December 31,
	2024	2023
Puntos Colombia S.A.S (a)	43,725	43,986
Compañía de Financiamiento Tuya S.A.	32	44
Sara ANV S.A.	-	2
Total	43,757	44,032

(a)	Represents the balance arising from points (accumulations) issued.

(2)	Payables to Casino Group companies such as intermediation in the import of goods, and consulting and technical assistance services.

	As at December 31,
	2024	2023
Casino Services	-	885
International Retail and Trade Services IG	-	91
Other	-	28
Total	-	1,004

Note 10.5. Other financial liabilities with related parties

The balance of collections on behalf of third parties with related parties is as follows:

	As at December 31,
	2024	2023
Joint ventures (1)	11,973	26,515

(1)	Mainly represents collections received from customers related to the Tarjeta Éxito cards owned by Compañía de Financiamiento Tuya S.A. (Note 25).